Interests in entities	12 Months Ended
Dec. 31, 2022
Interests in entities [Abstract]
Interests in entities [Text Block]

5Interests in entities

Accounting policies

Associates are all entities over which the company has significant influence, but not control or joint control. Significant influence is presumed with a shareholding of between 20% and 50% of the voting rights.

Investments in associates are accounted for using the equity method of accounting and are initially recognized at cost. The carrying amount of an investment in associate includes the carrying amount of goodwill identified on acquisition. An impairment loss on such investment is allocated to the investment as a whole.

The company’s share of the net income of these associates is included in Investments in associates, net of income taxes, in the Consolidated statements of income, after adjustments to align the accounting policies with those of the company. Dilution gains and losses arising from investments in associates are recognized in the Consolidated statements of income as part of Investments in associates, net of income taxes. Impairment losses and gains or losses on sale of investments are recorded in the Consolidated statements of income, more specifically on the line item ’Investments in associates, net of income taxes’.

When the company’s share of losses exceeds its interest in an associate, the carrying amount of that interest is reduced to zero and recognition of further losses is discontinued except to the extent that the company has an obligation or made payments on behalf of the associate.

The nature of the company’s interests in its consolidated entities and associates, and the effects of those interests on the company’s financial position and financial performance are discussed below.

Group companies

Below is a list of material subsidiaries as of December 31, 2022 representing greater than 5% of either the consolidated group Sales, Income from operations or Income from continuing operations (before any intra-group eliminations) of Group legal entities. All of the entities are fully consolidated in the group financial statements.

Philips Group

Interests in group companies

in alphabetical order by country

2022

Legal entity name	Principal country of business
Philips (China) Investment Company, Ltd.	China
Philips Medizin Systeme Böblingen GmbH	Germany1)
Philips Japan, Ltd.	Japan
Philips Consumer Lifestyle B.V.	Netherlands
Philips Oral Healthcare B.V.	Netherlands
Philips Ultrasound LLC	United States
Philips North America LLC	United States
Philips USA Export Corporation	United States
1)Application of Sec. 264 (3) and Sec. 264b HGB (German Commercial Code) for fully consolidated legal entities: Philips GmbH, Hamburg; Philips Medical Systems DMC GmbH, Hamburg; Respironics Deutschland GmbH & Co. KG, München; Philips Medizin Systeme Hofheim-Wallau GmbH, Hamburg; Philips Medizin Systeme Böblingen GmbH, Böblingen; TomTec Imaging Systems GmbH, Unterschleißheim; Forecare GmbH, Ratingen.

Information related to non-controlling interests

As of December 31, 2022, four consolidated subsidiaries are not wholly owned by Philips (December 31, 2021: four). In 2022, Sales to third parties and Net income for these subsidiaries in aggregate are EUR 472 million (December 31, 2021: EUR 522 million) and EUR 28 million (December 31, 2021: EUR 39 million), respectively.

Investments in associates

Philips has investments in a number of associates. During 2022, Philips purchased eight investments in associates for a total amount of EUR 256 million. The most notable investment was a EUR 172 million investment in B-SOFT Co, Ltd, a China-based IT supplier for the medical and health sectors, listed on the stock exchange in Shenzhen. Philips acquired only a 10% interest, but determined that it is able to exercise significant influence amongst others due to its representation on B-SOFT’s Board of Directors. None of these investments are regarded as individually material from the point of view of the consolidated financial statements.

In 2022, Philips recorded an impairment of EUR 66 million in relation to its interest in Candid Care Co. As part of the acquisition of Affera, Inc. by Medtronic plc in August 2022, the company sold its investment in Affera to Medtronic and recorded a gain of EUR 84 million on the sale.

Cumulative translation adjustments related to investments in associates were EUR 22 million as of December 31, 2022 (2021: EUR 32 million).

Involvement with unconsolidated structured entities

Philips founded three Philips Medical Capital (PMC) entities, in the United States, France and Germany, in which Philips holds a minority interest. Philips Medical Capital, LLC in the United States is the most significant entity. PMC entities provide healthcare equipment financing and leasing services to Philips customers for diagnostic imaging equipment, patient monitoring equipment, and clinical IT systems.

The company concluded that it does not control, and therefore should not consolidate the PMC entities. In the United States, PMC operates as a subsidiary of De Lage Landen Financial Services, Inc. The same structure and treatment is applied to the PMC entities in the other countries, with other majority shareholders. Operating agreements are in place for all PMC entities, whereby acceptance of sales and financing transactions resides with the respective majority shareholder. After acceptance of a transaction by PMC, Philips transfers control and does not retain any obligations towards PMC or its customers, from the sales contracts.

As of December 31, 2022, Philips’ shareholding in Philips Medical Capital, LLC had a carrying value of EUR 29 million (December 31, 2021: EUR 27 million).

The company does not have any material exposures to losses from interests in unconsolidated structured entities other than the invested amounts.